UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

COLT DEPOSITOR II, LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________
Date of Report (Date of earliest event reported) __________________
Commission File Number of securitizer: __________________
Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐
☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)
Central Index Key Number of depositor: 0001788771
COLT 2022-4
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable): ________________

Donna Yi (212) 849-9658

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE

REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

COLT DEPOSITOR II, LLC

By:	/s/ Donna Yi
Name: Title:	Donna Yi Vice President

Date:   April 6, 2022

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary
99.2	AMC Valuation Summary
99.3	AMC Exception Grades
99.4	AMC Rating Agency Grades
99.5	AMC Data Compare
99.6	Recovco Mortgage Management, LLC (“Recovco”) Executive Summary
99.7	Recovco Rating Agency Grades
99.8	Recovco Loan Level Exceptions
99.9	Recovco Exception Level
99.10	Recovco Valuation Summary
99.11	Recovco Data Comparison
99.12	Selene Diligence LLC (“Selene”) Due Diligence Review Narrative
99.13	Selene Rating Agency Grades Summary Report
99.14	Selene Findings Report
99.15	Selene Valuation Report
99.16	Selene Data Compare
99.17	Evolve Mortgage Services, LLC (“Evolve”) Executive Summary
99.18	Evolve Rating Agency Grades
99.19	Evolve Exception Detail
99.20	Evolve Valuation Report
99.21	Evolve Data Compare
99.22	Wipro Opus Risk Solutions, LLC (“Opus”) Executive Narrative
99.23	Opus Data Compare
99.24	Opus Exception Report
99.25	Opus Rating Agency Grading
99.26	Opus Valuation Report
99.27	Covius Real Estate Services, LLC (“Covius”) Executive Summary
99.28	Covius Rating Agency Exceptions Report
99.29	Covius Rating Agency Grades
99.30	Covius Tape Compare
99.31	Covius Valuation Report
99.32	Consolidated Analytics, Inc. (“Consolidated”) Executive Summary
99.33	Consolidated Due Diligence Report
99.34	Consolidated Loan Level Exceptions
99.35	Consolidated Valuation Report
99.36	Consolidated Grading Summary Report
99.37	Consolidated Data Compare Report
99.38	Incenter LLC d/b/a Edgemac (“Edgemac”) Executive Summary
99.39	Edgemac Exception Report
99.40	Edgemac Exception Report – Loan
99.41	Edgemac Rating Agency Grades
99.42	Edgemac Final Tape Compare Report
99.43	Edgemac Valuation Summary Report
99.44	Infinity IPS, Inc. (“Infinity”) Executive Summary
99.45	Infinity Rating Agency Grade Report
99.46	Infinity Data Compare
99.47	Infinity Disposition and Comments Report
99.48	Infinity Individual Exception Report
99.49	Infinity Loan Level Exception Report
99.50	Infinity Valuation Report
99.51	Clayton Services LLC (“Clayton”) Due Diligence Narrative Report
99.52	Clayton Loan Level Tape Compare
99.53	Clayton Valuation Summary
99.54	Clayton Waived Conditions Summary
99.55	Clayton Conditions Report